Property and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property And Equipment
Capitalized borrowing costs	R$ 9	R$ 37
Borrowing costs eligible for capitalization rate	175.90%	177.29%
Cost of goods and services sold	R$ 116	R$ 95